VALUATION AND QUALIFYING ACCOUNTS (Details) - Vimeo Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 273	$ 180
Charges to Earnings	1,834	1,245
Deductions	(1,631)	(1,152)
Balance at End of Period	476	273
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	35,745	17,476
Charges to Earnings	15,946	18,269
Charges to Other Accounts	(2)
Balance at End of Period	51,689	35,745
SEC Schedule, 12-09, Valuation Allowance, Other Reserves Carryforward [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 3	807
Charges to Earnings		3
Balance at End of Period		$ 3